Expense Example - Reckoner BBB-B CLO ETF Class	Jun. 25, 2025 USD ($)
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160